July 26, 2017

                          Pioneer Bond VCT Portfolio

             Supplement to the Prospectus and Summary Prospectus,
                            each dated May 1, 2017

The Trustees of Pioneer Variable Contracts Trust have authorized a change to Pioneer Bond VCT Portfolio's investment objectives.

Effective September 1, 2017, the following replaces the Portfolio's investment objectives:

Investment objectives

The portfolio seeks current income and total return.

                                                                  30385-00-0817

                                      (C) 2017 Amundi Pioneer Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC